LEASES - Supplemental in formation of leases (Details) $ in Thousands	12 Months Ended
Feb. 29, 2020 USD ($)
LEASES
Operating lease cost	$ 338,593
Short-term lease cost	$ 1,184
Weighted-average remaining lease term - operating leases	4 years 10 months 24 days
Weighted-average discount rate - operating leases	4.80%
Other information
Cash paid for amounts included in the measurement of lease liabilities	$ 314,099
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 770,942